Material related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Material related party transactions
Schedule of major related parties and their relationships

Name of related parties	Relationship with the Group

Mr. Ye Guofu	Controlling shareholder

Wow Colour Beauty Guangdong Technology Limited	Under common control of the controlling shareholder

Haydon (Shanghai) Technology Co., Ltd.	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Service Co., Ltd.	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Management Co., Ltd.	Under common control of the controlling shareholder

Henhaohe Tea Guangdong limited (i)	Under common control of the controlling shareholder*

OasVision International Limited	Under common control of the controlling shareholder

MINISO (Zhaoqing) Industrial Investment Co., Ltd.	Under common control of the controlling shareholder

MINISO Lifestyle Nigeria Limited (ii)	Under common control of the controlling shareholder*

Add a friend (Guangzhou) Co., Ltd.(formerly known as MINISO Corporation) (iii)	Under common control of the controlling shareholder*

Multiple Friends (Shanghai) Cultural and Creative Co., Ltd.	Under common control of the controlling shareholder

Vision (Guangdong) Enterprise Management Co., Ltd.	Under common control of the controlling shareholder

Shanghai Kerong Networks Limited	Significantly influenced by the controlling shareholder

ACC Super Accessories Shenzhen Technology Limited	Significantly influenced by the controlling shareholder

ACC Super Accessories International Trade (Shenzhen) Co., Ltd.	Significantly influenced by the controlling shareholder

Guangzhou Mingyou Business Development Co., Ltd.	Significantly influenced by the controlling shareholder

Guangzhou Mingyou Business Management Co., Ltd.	Significantly influenced by the controlling shareholder

KOURITEN LIMITED (iv)	Subsidiary of an equity-accounted investee of the Group

KOURITEN HOLDINGS LTD (iv)	Subsidiary of an equity-accounted investee of the Group

Fujian Yuntong Supply Chain Co., Ltd. (v)	Subsidiary of an equity-accounted investee of the Group

MINISO France Travel Retail (vi)	An equity-accounted investee of the Group

MINISO France Development (vi)	An equity-accounted investee of the Group

MINISO Winky Italy S.r.l. (vii)	An equity-accounted investee of the Group

Notes:

(i)	As of September 6, 2022, Henhaohe Tea Guangdong Limited experienced a change in its shareholding structure. The entity was no longer under the common control of the controlling shareholder since then and therefore was no longer classified as a related party of the Group. The transactions between the Group and Henhaohe Tea Guangdong Limited before September 6, 2022 were included in Notes 33(b) and 33(c), respectively.
(ii)	As of November 29, 2024, MINISO Lifestyle Nigeria Limited entered into a termination agreement for the intellectual property license, sales, and distribution framework. The entity was no longer under the common control of the controlling shareholder since then and therefore was no longer classified as a related party of the Group. The transactions between the Group and MINISO Lifestyle Nigeria Limited before November 29, 2024 and the balances with MINISO Lifestyle Nigeria Limited as at December 31, 2024 were included in Notes 33(b) and 33(c), respectively.
(iii)	As of November 29, 2024, Add a friend (Guangzhou) Co., Ltd. experienced a change in its shareholding structure. The entity was no longer under the common control of the controlling shareholder since then and therefore was no longer classified as a related party of the Group. The transactions between the Group and Add a friend (Guangzhou) Co., Ltd. before November 29, 2024 were included in Notes 33(b) and 33(c), respectively.
(iv)	On October 26, 2023, the Group invested in the parent company of KOURITEN LIMITED and acquired 25% of its interest. KOURITEN LIMITED became a subsidiary of an equity accounted investee of the Group since then. The transactions between the Group and KOURITEN LIMITED since October 26, 2023 and the balances with KOURITEN LIMITED as at December 31, 2023, 2024 and 2025 were included in Notes 33(b) and 33(c), respectively.
(v)	On February 7 2025, the Group invested in the parent company of Fujian Yuntong Supply Chain Co., Ltd. and acquired 29.4% of its interest. Fujian Yuntong Supply Chain Co., Ltd. became a subsidiary of an equity accounted investee of the Group since then. The transactions between the Group and Fujian Yuntong Supply Chain Co., Ltd. since February 7 2025 and the balances with Fujian Yuntong Supply Chain Co., Ltd. as at December 31, 2025 were included in Notes 33(b) and 33(c), respectively.
(vi)	On July 17, 2025, the Group acquired a 100% interest in MINISO France, the shareholder of MINISO France Travel Retail and MINISO France Development (see Note 28(a)), and simultaneously acquired a 50% interest in MINISO France Travel Retail and a 10% interest in MINISO France Development. As a result, both entities became equity-accounted investees of the Group from that date. All related transactions and balances as at December 31, 2025, were included in Notes 33(b) and 33(c), respectively.
(vii)	On July 20, 2024, the Group invested in MINISO Winky Italy S.r.l. and acquired 49% of its interest. MINISO Winky Italy S.r.l. became an equity accounted investee of the Group since then. The transactions between the Group and MINISO Winky Italy S.r.l. since July 20, 2024 and the balances with MINISO Winky Italy S.r.l. as at December 31, 2024 were included in Notes 33(b) and 33(c), respectively. On May 19, 2025, the Group acquired the remaining 51% interest in MINISO Winky Italy S.r.l., and became wholly-owned subsidiaries of the Group since then (see Note 28(a)).

Schedule of key management personnel compensation

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Short-term employee benefits	13,069	8,171	10,510	11,335
Equity-settled share-based payment expenses (Note 27)	718	508	6,368	24,126
	13,787	8,679	16,878	35,461

Schedule of other transactions with related parties

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000

Sales of products
- MINISO Lifestyle Nigeria Limited	18,046	11,577	15,743	—
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	4,020	3,026	5,556	—
- Wow Colour Beauty Guangdong Technology Limited	85	—	3	29
- KOURITEN LIMITED	—	10,048	78,662	136,846
- Miniso Winky Italy S.r.l.	—	—	5,581	43,411
- Miniso France Travel Retail	—	—	—	12,747
- Miniso France Development	—	—	—	750
- Fujian Yuntong Supply Chain Co., Ltd.	—	—	—	745

Provision of information technology support and consulting services
- Haydon (Shanghai) Technology Co., Ltd. (i)	916	26	50	—
- Wow Colour Beauty Guangdong Technology Limited (i)	2,714	1,466	3,002	666
- ACC Super Accessories Shenzhen Technology Limited (i)	207	138	81	—
- Henhaohe Tea Guangdong Limited (i)	230	—	—	—
- Vision (Guangdong) Enterprise Management Co., Ltd. (i)	—	—	—	1,892

License fee income
- KOURITEN LIMITED	—	87	4,138	5,817
- MINISO France Travel Retail	—	—	—	2,114
- MINISO France Development	—	—	—	91

Purchase of products
- Shanghai Kerong Networks Limited	12,125	2,286	2,416	430
- Wow Colour Beauty Guangdong Technology Limited	1	23	102	542
- ACC Super Accessories Shenzhen Technology Limited	206	—	—	—
- ACC Super Accessories International Trade (Shenzhen) Co., Ltd.	452	—	—	—
- Guangzhou Mingyou Business Development Co., Ltd.	367	—	—	—
- Add a friend (Guangzhou) Co., Ltd.	—	—	80	—

Purchase of catering services
- Guangzhou Chuyunju Catering Management Co., Ltd.	6,078	3,888	7,637	7,825

Rental and related expenses
- Guangzhou Mingyou Business Development Co., Ltd. (iii)	2,359	4,016	8,016	1,987
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	—	200	5,785	2,317
- Guangzhou Mingyou Business Management Co., Ltd.	—	347	—	—

Payment of lease liabilities
- MINISO (Zhaoqing) Industrial Investment Co., Ltd. (ii)	26,583	19,271	43,417	58,627

Payment of rental deposits
- MINISO (Zhaoqing) Industrial Investment Co., Ltd. (ii)	10,647	113	5,947	5,831
- Guangzhou Mingyou Business Development Co., Ltd. (iii)	1,710	—	—	—

Loan provided to
- MINISO Winky Italy S.r.l.	—	—	19,681	27,253

Payment of earnest money in connection with lease of a property
- Guangzhou Mingyou Business Management Co., Ltd.	—	1,000	—	—

Notes:

(i)	Pursuant to the information technology support and consulting services agreements entered into between the Group and Haydon (Shanghai) Technology Co., Ltd., Wow Colour Beauty Guangdong Technology Limited, ACC Super Accessories Shenzhen Technology Limited, Henhaohe Tea Guangdong Limited and Vision (Guangdong) Enterprise Management Co., Ltd., the Group provided business management systems deployment and support services to these entities during the year ended June 30, 2023, the six months ended December 31, 2023 and the years ended December 31, 2024 and 2025.

(ii)	The Group entered into lease agreements with MINISO (Zhaoqing) Industrial Investment Co., Ltd. for lease of properties for storage of inventories and employee dormitories with fixed lease payments for two to five years.

During the year ended June 30, 2023, the six months ended December 31, 2023 and the years ended December 31, 2024 and 2025, the Group recognized right-of-use assets and lease liabilities of RMB69,295,000, RMB2,065,000, RMB64,741,000 and RMB97,337,000 respectively at the commencement dates of these new leases.

(iii)	In March 2023, the Group entered into a five-year lease agreement with fixed lease payments in respect of a property for store operation with Guangzhou Mingyou Business Development Co., Ltd. In April 2023, the five-year lease agreement was cancelled and replaced with a nine-month lease agreement for the same property out of commercial considerations. A right-of-use asset and a lease liability of RMB35,993,000 were initially recognized at the commencement date of the five-year lease agreement and were subsequently derecognized upon the cancellation of the agreement. Total rental and related expenses incurred in connection with the lease of this property during the year ended June 30, 2023 and the six months ended December 31, 2023 were RMB2,359,000 and RMB4,016,000, respectively. The Group also paid rental deposit of RMB1,710,000 in connection with the lease of this property during the year ended June 30, 2023.

In January 2024, the Group entered into another twelve-month lease agreement with Guangzhou Mingyou Business Development Co., Ltd. for the same property. Total rental and related expenses incurred in connection with the lease of this property during the years ended December 31, 2024 and 2025 were RMB8,016,000 and RMB1,987,000, respectively.

Schedule of balances with related parties

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Trade related:
Included in non-current trade and other receivables from related parties:
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	16,708	15,575

Included in current trade and other receivables from related parties:
- Haydon (Shanghai) Technology Co., Ltd.	53	—
- Wow Colour Beauty Guangdong Technology Limited	899	78
- ACC Super Accessories Shenzhen Technology Limited	688	673
- MINISO Lifestyle Nigeria Limited	786	—
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	6,271	17,978
- Guangzhou Mingyou Business Development Co., Ltd.	3,173	—
- Guangzhou Mingyou Business Management Co., Ltd.	1,000	1,000
- KOURITEN LIMITED	12,629	17,778
- MINISO France Travel Retail	—	12,629
- MINISO France Development	—	479
- Multiple Friends (Shanghai) Cultural and Creative Co., Ltd.	—	362
- Vision (Guangdong) Enterprise Management Co., Ltd.	—	659
	25,499	51,636

Included in trade and other payables to related parties:
- Shanghai Kerong Networks Limited	162	100
- Wow Colour Beauty Guangdong Technology Limited	51	3
- ACC Super Accessories Shenzhen Technology Limited	9	—
- Guangzhou Chuyunju Catering Service Co., Ltd.	4,204	—
- Guangzhou Chuyunju Catering Management Co., Ltd.	2,072	2,029
- Guangzhou Mingyou Business Development Co., Ltd.	83	44
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	542	—
- KOURITEN LIMITED	1,000	1,014
- MINISO France Travel Retail	—	5,230
- MINISO France Development	—	414
	8,123	8,834

Included in lease liabilities due to related parties:
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	104,097	128,531

Included in contract liabilities due to related parties:
- MINISO Lifestyle Nigeria Limited	4,850	—
- MINISO Winky Italy S.r.l.	1,115	—
- Wow Colour Beauty Guangdong Technology Limited	—	3
- KOURITEN LIMITED	—	1,951
	5,965	1,954
Non-trade related:
Included in current trade and other receivables from related parties:
- MINISO Winky Italy S.r.l.	19,925	—
- KOURITEN HOLDINGS LTD	—	26,416
	19,925	26,416